NET LOSS PER SHARE - Antidilutive securities excluded from the computation of diluted net loss per share (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
NET LOSS PER SHARE
Antidilutive securities excluded from the computation of diluted net loss per share	209,381,710	205,906,361	208,732,032
Preferred shares
NET LOSS PER SHARE
Antidilutive securities excluded from the computation of diluted net loss per share	184,928,573	198,629,097	197,448,223
Employee Stock Option
NET LOSS PER SHARE
Antidilutive securities excluded from the computation of diluted net loss per share	526,711	703,470	973,599
RSUs
NET LOSS PER SHARE
Antidilutive securities excluded from the computation of diluted net loss per share	23,820,031	3,788,705	3,365,907
RSAs
NET LOSS PER SHARE
Antidilutive securities excluded from the computation of diluted net loss per share	106,395	2,767,115	6,494,735
Warrants
NET LOSS PER SHARE
Antidilutive securities excluded from the computation of diluted net loss per share		17,974	449,568